Unaudited Condensed Consolidated Statements of Income	6 Months Ended
	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 107,912,380	$ 13,872,804	$ 91,845,615
Cost of revenues	(85,953,617)	(11,049,869)	(65,231,088)
Gross profit	21,958,763	2,822,935	26,614,527
Operating expenses
Selling, general and administrative expenses	(24,921,087)	(3,203,760)	(15,598,351)
Losses on disposal of property and equipment	(1,772,107)	(227,815)	(636,289)
Income (loss) from operations	(4,734,431)	(608,640)	10,379,887
Other income (expenses)
Other income	715,730	92,012	771,005
Finance expenses	(149,000)	(19,155)	(50,854)
Total other income, net	566,730	72,857	720,151
Income (loss) before income tax expenses	(4,167,701)	(535,783)	11,100,038
Income tax expenses	(359,767)	(46,250)	(976,169)
Net income (loss) attributable to SU Group Holdings Limited’s ordinary shareholders	$ (4,527,468)	$ (582,033)	$ 10,123,869
Net income (loss) per share
Net income (loss) per share, Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.33)	$ (0.04)	$ 0.81
Net income (loss) per share, Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.33)	$ (0.04)	$ 0.81
Weighted average number of shares
Weighted average number of shares, Basic (in Shares)	13,770,577	13,770,577	12,464,481
Weighted average number of shares, Diluted (in Shares)	13,770,577	13,770,577	12,464,481